Reconciliation of profit before taxation to headline operating profit (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of reconciliation of profit before interest and taxation to headline PBIT [abstract]
Reconciliation of Operating Profit to Headline Operating Profit
Reconciliation of profit before taxation to headline operating profit:

	2023	2022	2021
	£m	£m	£m
Profit before taxation	346.3	1,159.8	950.8
Finance and investment income	(127.3)	(145.4)	(69.4)
Finance costs	389.0	359.4	283.6
Revaluation and retranslation of financial instruments	(6.8)	(76.0)	87.8
Profit before interest and taxation	601.2	1,297.8	1,252.8
(Earnings)/loss from associates - after interest and tax	(70.2)	60.4	(23.8)
Operating profit	531.0	1,358.2	1,229.0
Goodwill impairment	63.6	37.9	1.8
Amortisation and impairment of acquired intangible assets	727.9	62.1	97.8
Investment and other impairment charges/(reversals)	17.8	77.0	(42.4)
Restructuring and transformation costs	195.5	218.8	175.4
Property related restructuring costs	232.5	18.0	—
(Gains)/losses on disposal of investments and subsidiaries	(7.1)	36.3	10.6
Gains on remeasurement of equity interests arising from a change in scope of ownership	—	(66.5)	—
Litigation settlement	(11.0)	—	21.3
Headline operating profit	1,750.2	1,741.8	1,493.5